Income taxes - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Disclosure of income taxes [Line Items]
Non-capital losses	$ 699,586	$ 676,756
Deductible temporary differences	200,408	58,737
Research and development
Disclosure of income taxes [Line Items]
Research and development expenditures	2,598	2,598
E-business
Disclosure of income taxes [Line Items]
Research and development expenditures	3,734	5,692
Non-refundable tax credit
Disclosure of income taxes [Line Items]
E-business tax credit recognized	2,795	0
With expiry
Disclosure of income taxes [Line Items]
Deductible temporary differences	371,223	354,039
No expiry
Disclosure of income taxes [Line Items]
Deductible temporary differences	328,363	322,717
Canada
Disclosure of income taxes [Line Items]
Provision for tax refund receivable	$ 3,344	$ 3,622